Accounting Policies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2011
Share based payments
Share-based compensation expense included in selling, distribution, and administrative expenses	$ 20.5	$ 19.3	$ 19.9
Share-based compensation expense included in other restructuring and merger and integration costs	0.8	2.5	4.4
Total share-based compensation expense	21.3	21.8	24.3
Related income tax benefit	$ 7.1	$ 7.5	$ 8.1